Parent Company Financial Data - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and demand deposits	$ 7,520	$ 4,473
Interest-earning deposits	147,678	113,461
Investments in:
Other assets	10,852	11,905
Total assets	656,793	632,304	$ 577,253	$ 548,230	$ 532,202
Liabilities and shareholders’ equity
Short term debt	626	1,190
Long-term debt	9,992	9,974
Other liabilities	11,384	9,048
Total liabilities	607,935	587,129
Shareholders’ equity	38,203	34,520
Total liabilities and shareholders’ equity	656,793	632,304
Number of Common Shares Issued [Member]
ASSETS
Cash and demand deposits	526	287
Interest-earning deposits	1,589	1,256
Investments in:
Bank subsidiaries	45,770	43,042
Nonbank subsidiaries	381	450
Other assets	2,073	1,638
Total assets	50,339	46,673
Liabilities and shareholders’ equity
Master notes	626	1,190
Long-term debt	9,992	9,974
Other liabilities	1,518	989
Total liabilities	12,136	12,153
Shareholders’ equity	38,203	34,520
Total liabilities and shareholders’ equity	$ 50,339	$ 46,673